Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 24,205	$ 24,313
Other tax payables	12,101	11,917
Total	$ 36,306	$ 36,230